Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 6.9%
Afterpay, Ltd. (A)	892	$ 68,768
AGL Energy, Ltd.	2,583	18,933
AMP, Ltd.	14,831	14,250
Ampol, Ltd.	1,068	19,915
APA Group	4,874	37,095
Aristocrat Leisure, Ltd.	2,430	63,400
ASX, Ltd.	792	42,741
Aurizon Holdings, Ltd.	7,608	22,537
AusNet Services	8,525	11,882
Australia & New Zealand Banking Group, Ltd.	11,768	251,884
BHP Group PLC	8,763	253,030
BHP Group, Ltd.	12,063	415,059
BlueScope Steel, Ltd.	2,142	31,482
Brambles, Ltd.	6,006	48,264
CIMIC Group, Ltd. (A)	501	6,694
Coca-Cola Amatil, Ltd.	2,169	22,125
Cochlear, Ltd.	267	42,785
Coles Group, Ltd.	5,486	66,712
Commonwealth Bank of Australia	7,273	475,634
Computershare, Ltd. (A)	232	2,388
Computershare, Ltd.	2,042	23,327
Crown Resorts, Ltd. (A)	1,683	15,033
CSL, Ltd.	1,867	375,295
Dexus, REIT	4,456	32,999
Evolution Mining, Ltd.	7,160	22,189
Fortescue Metals Group, Ltd.	6,987	106,086
Goodman Group, REIT	7,059	97,153
GPT Group, REIT	8,132	28,413
Insurance Australia Group, Ltd.	9,858	35,042
Lendlease Corp., Ltd.	2,901	28,469
Macquarie Group, Ltd.	1,408	163,443
Magellan Financial Group, Ltd.	531	18,218
Medibank Pvt, Ltd.	11,410	24,266
Mirvac Group, REIT	16,126	30,621
National Australia Bank, Ltd.	13,601	268,597
Newcrest Mining, Ltd.	3,367	62,452
Northern Star Resources, Ltd.	4,616	33,238
Oil Search, Ltd.	7,730	24,072
Orica, Ltd.	1,824	19,327
Origin Energy, Ltd.	7,185	25,595
Qantas Airways, Ltd. (A)	3,468	13,408
QBE Insurance Group, Ltd.	6,108	44,630
Ramsay Health Care, Ltd.	725	36,895
REA Group, Ltd.	214	23,039
Santos, Ltd.	7,239	39,039
Scentre Group, REIT	22,041	47,210
SEEK, Ltd. (A)	1,306	28,281
Sonic Healthcare, Ltd.	1,926	51,333
South32, Ltd.	19,104	40,774
Stockland, REIT	9,736	32,538
Suncorp Group, Ltd.	5,515	41,470
Sydney Airport (A)	5,459	25,666
Tabcorp Holdings, Ltd.	8,629	30,673
Telstra Corp., Ltd.	17,754	45,849
TPG Telecom, Ltd.	1,448	6,962
Transurban Group	11,219	113,505
Treasury Wine Estates, Ltd.	2,910	22,877
Vicinity Centres, REIT	16,029	20,149
Washington H Soul Pattinson & Co., Ltd.	445	10,674
Wesfarmers, Ltd.	4,758	190,346

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp.	14,937	$ 276,941
WiseTech Global, Ltd.	637	14,055
Woodside Petroleum, Ltd.	3,990	72,734
Woolworths Group, Ltd.	5,163	160,274

		4,738,735

Austria - 0.2%
Erste Group Bank AG (A)	1,175	39,849
OMV AG	592	30,033
Raiffeisen Bank International AG (A)	654	14,365
Verbund AG	261	18,977
voestalpine AG	528	21,876

		125,100

Belgium - 0.8%
Ageas SA	724	43,776
Anheuser-Busch InBev SA	3,150	198,553
Elia Group SA	117	12,884
Etablissements Franz Colruyt NV	258	15,388
Galapagos NV (A)	194	15,043
Groupe Bruxelles Lambert SA	465	48,129
KBC Group NV (A)	1,045	75,979
Proximus SADP	583	12,689
Sofina SA	63	21,314
Solvay SA	300	37,362
UCB SA	543	51,655
Umicore SA	852	45,191

		577,963

Cayman Islands - 0.0% (B)
ESR Cayman, Ltd. (A) (C)	6,800	22,261

Chile - 0.1%
Antofagasta PLC	1,578	36,765

Denmark - 2.3%
Ambu A/S, B Shares	725	34,048
AP Moller - Maersk A/S, Class A	11	23,948
AP Moller - Maersk A/S, Class B	25	58,074
Carlsberg A/S, Class B	441	67,757
Chr Hansen Holding A/S (A)	427	38,801
Coloplast A/S, Class B	495	74,430
Danske Bank A/S	2,850	53,332
Demant A/S (A)	406	17,198
DSV Panalpina A/S	851	166,960
Genmab A/S (A)	275	90,478
GN Store Nord AS	516	40,624
H. Lundbeck A/S	298	10,180
Novo Nordisk A/S, Class B	7,085	480,003
Novozymes A/S, B Shares	884	56,622
Orsted AS (C)	794	128,239
Pandora A/S	418	44,784
ROCKWOOL International A/S, B Shares	33	13,911
Tryg A/S	1,434	33,820
Vestas Wind Systems A/S	806	165,438

		1,598,647

Finland - 1.2%
Elisa OYJ	581	34,844
Fortum OYJ	1,897	50,632
Kesko OYJ, B Shares	1,147	35,080
Kone OYJ, Class B	1,365	111,507
Neste OYJ	1,748	92,778
Nokia OYJ (A)	23,794	94,996
Nordea Bank Abp	8,682	85,493
Nordea Bank Abp	4,531	44,692

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class B	443	$ 17,751
Sampo OYJ, A Shares	2,000	90,228
Stora Enso OYJ, R Shares	2,362	44,056
UPM-Kymmene OYJ	2,177	78,197
Wartsila OYJ Abp	1,969	20,629

		800,883

France - 10.6%
Accor SA (A)	728	27,456
Aeroports de Paris (A)	142	16,969
Air Liquide SA	1,958	319,853
Airbus SE (A)	2,433	275,446
Alstom SA (A)	1,053	52,506
Amundi SA (A) (C)	252	20,154
Arkema SA	267	32,360
Atos SE (A)	386	30,111
AXA SA	7,916	212,444
BioMerieux	159	20,231
BNP Paribas SA (A)	4,638	282,174
Bollore SA	3,935	19,003
Bouygues SA	988	39,613
Bureau Veritas SA (A)	1,167	33,214
Capgemini SE	662	112,645
Carrefour SA	2,653	48,052
Cie de Saint-Gobain (A)	2,098	123,804
Cie Generale des Etablissements Michelin SCA	689	103,140
CNP Assurances (A)	636	12,090
Covivio, REIT	226	19,347
Credit Agricole SA (A)	4,857	70,315
Danone SA	2,535	173,908
Dassault Aviation SA (A)	9	10,016
Dassault Systemes SE	543	116,148
Edenred	1,030	53,799
Eiffage SA (A)	351	35,136
Electricite de France SA (A)	2,511	33,687
Engie SA (A)	7,506	106,552
EssilorLuxottica SA	1,197	194,907
Eurazeo SE (A)	144	10,960
Faurecia SE (A)	481	25,614
Gecina SA, REIT	197	27,122
Getlink SE (A)	1,973	30,264
Hermes International	131	145,021
Iliad SA	70	13,307
Ipsen SA	152	13,039
Kering SA	312	215,358
Klepierre SA, REIT	850	19,821
L’Oreal SA	1,045	400,484
La Francaise DES Jeux SAEM (C)	329	14,958
Legrand SA	1,097	102,041
LVMH Moet Hennessy Louis Vuitton SE	1,152	767,475
Natixis SA (A)	4,277	20,474
Orange SA	8,216	101,215
Orpea SA (A)	225	26,069
Pernod Ricard SA	855	160,476
Publicis Groupe SA	905	55,230
Remy Cointreau SA	85	15,700
Renault SA (A)	791	34,256
Safran SA (A)	1,316	179,097
Sanofi	4,663	460,704
Sartorius Stedim Biotech	118	48,599
Schneider Electric SE	2,231	340,772
SCOR SE (A)	652	22,250
SEB SA	102	17,990
Societe Generale SA (A)	3,301	86,383
Sodexo SA (A)	360	34,525

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Suez SA	1,457	$ 30,858
Teleperformance	246	89,661
Thales SA	451	44,807
TOTAL SE	10,349	482,720
Ubisoft Entertainment SA (A)	385	29,293
Unibail-Rodamco-Westfield, REIT, CDI (A)	6,924	28,136
Unibail-Rodamco-Westfield, REIT (A)	251	20,116
Valeo SA	948	32,207
Veolia Environnement SA	2,195	56,269
Vinci SA	2,140	219,237
Vivendi SE	3,372	110,722
Wendel SE	119	14,778
Worldline SA (A) (C)	983	82,353

		7,225,441

Germany - 8.5%
adidas AG (A)	785	245,056
Allianz SE	1,705	433,981
BASF SE	3,796	315,349
Bayer AG	4,063	257,102
Bayerische Motoren Werke AG	1,331	138,090
Bechtle AG	113	21,189
Beiersdorf AG	425	44,906
Brenntag SE	647	55,236
Carl Zeiss Meditec AG	156	23,508
Commerzbank AG (A)	4,127	25,302
Continental AG (A)	456	60,266
Covestro AG (C)	781	52,517
Daimler AG	3,542	315,723
Delivery Hero SE (A) (C)	540	69,975
Deutsche Bank AG (A)	8,072	96,440
Deutsche Boerse AG	773	128,451
Deutsche Lufthansa AG (A)	1,426	18,905
Deutsche Post AG	4,101	224,688
Deutsche Telekom AG	13,730	276,457
Deutsche Wohnen SE	1,443	67,316
E.ON SE	8,924	103,856
Evonik Industries AG	859	30,382
Fresenius Medical Care AG & Co. KGaA	884	65,020
Fresenius SE & Co. KGaA	1,748	77,854
GEA Group AG	627	25,698
Hannover Rueck SE	262	47,869
HeidelbergCement AG	603	54,775
HelloFresh SE (A)	606	45,198
Henkel AG & Co. KGaA	414	41,000
HOCHTIEF AG	95	8,500
Infineon Technologies AG	5,480	232,346
KION Group AG	300	29,622
Knorr-Bremse AG	313	39,062
LANXESS AG	343	25,285
LEG Immobilien SE	294	38,670
Merck KGaA	547	93,526
MTU Aero Engines AG	218	51,309
Muenchener Rueckversicherungs-Gesellschaft AG	578	177,996
Nemetschek SE	219	13,971
Puma SE (A)	392	38,403
Rational AG	21	16,315
RWE AG	2,723	106,719
SAP SE	4,306	527,284
Scout24 AG (C)	455	34,523
Siemens AG	3,149	516,997
Siemens Healthineers AG (C)	1,141	61,818
Symrise AG	546	66,206
TeamViewer AG (A) (C)	608	25,975
Telefonica Deutschland Holding AG	3,761	11,026

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Uniper SE	790	$ 28,608
United Internet AG	469	18,810
Volkswagen AG	147	53,302
Vonovia SE	2,208	144,225
Zalando SE (A) (C)	628	61,597

		5,784,204

Hong Kong - 3.2%
AIA Group, Ltd.	49,800	604,075
ASM Pacific Technology, Ltd.	1,400	17,837
Bank of East Asia, Ltd.	5,719	12,182
BOC Hong Kong Holdings, Ltd.	15,500	54,132
Budweiser Brewing Co. APAC, Ltd. (C)	7,500	22,382
CK Asset Holdings, Ltd.	11,000	66,786
CK Hutchison Holdings, Ltd.	11,000	87,656
CK Infrastructure Holdings, Ltd.	2,500	14,857
CLP Holdings, Ltd.	7,000	67,982
Galaxy Entertainment Group, Ltd. (A)	9,000	81,038
Hang Lung Properties, Ltd.	9,000	23,385
Hang Seng Bank, Ltd.	3,100	60,013
Henderson Land Development Co., Ltd.	6,531	29,319
HK Electric Investments & HK Electric Investments, Ltd.	11,500	11,420
HKT Trust & HKT, Ltd.	16,000	22,804
Hong Kong & China Gas Co., Ltd.	42,796	67,711
Hong Kong Exchanges & Clearing, Ltd.	4,972	292,535
Hongkong Land Holdings, Ltd.	5,000	24,550
Jardine Matheson Holdings, Ltd.	900	58,851
Jardine Strategic Holdings, Ltd.	900	29,718
Link, REIT	8,670	78,959
Melco Resorts & Entertainment, Ltd., ADR	900	17,919
MTR Corp., Ltd.	6,015	34,083
New World Development Co., Ltd.	6,278	32,464
PCCW, Ltd.	19,682	11,089
Power Assets Holdings, Ltd.	5,500	32,473
Sino Land Co., Ltd.	14,769	20,556
SJM Holdings, Ltd.	8,000	10,455
Sun Hung Kai Properties, Ltd.	5,350	81,068
Swire Pacific, Ltd., Class A	2,000	14,999
Swire Properties, Ltd.	4,400	13,612
Techtronic Industries Co., Ltd.	5,500	94,095
WH Group, Ltd. (C)	42,000	34,036
Wharf Real Estate Investment Co., Ltd.	6,300	35,292
Xinyi Glass Holdings, Ltd.	8,000	26,138

		2,186,471

Ireland - 1.0%
CRH PLC	3,236	151,680
DCC PLC	430	37,287
Experian PLC	3,785	130,293
Flutter Entertainment PLC (A)	685	147,245
James Hardie Industries PLC, CDI	1,906	57,676
Kerry Group PLC, Class A	674	84,336
Kingspan Group PLC	652	55,281
Smurfit Kappa Group PLC	1,001	47,143

		710,941

Isle of Man - 0.1%
Entain PLC (A)	2,399	50,204

Israel - 0.6%
Azrieli Group, Ltd.	202	12,453
Bank Hapoalim BM (A)	4,715	36,641
Bank Leumi Le-Israel BM	6,315	41,557
Check Point Software Technologies, Ltd. (A)	450	50,387
CyberArk Software, Ltd. (A)	200	25,868

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Elbit Systems, Ltd.	106	$ 14,988
ICL Group, Ltd.	3,199	18,726
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., A Shares	5,226	21,713
Mizrahi Tefahot Bank, Ltd.	619	16,135
Nice, Ltd. (A)	249	53,776
Teva Pharmaceutical Industries, Ltd., ADR (A)	4,615	53,257
Wix.com, Ltd. (A)	200	55,844

		401,347

Italy - 2.1%
Amplifon SpA (A)	505	18,797
Assicurazioni Generali SpA	4,679	93,609
Atlantia SpA (A)	2,130	39,841
Davide Campari-Milano NV	2,567	28,755
DiaSorin SpA	114	18,288
Enel SpA	33,607	334,717
Eni SpA	10,241	126,029
Ferrari NV	510	106,667
FinecoBank Banca Fineco SpA (A)	2,449	40,078
Infrastrutture Wireless Italiane SpA (C)	1,396	15,552
Intesa Sanpaolo SpA (A)	67,584	183,120
Mediobanca Banca di Credito Finanziario SpA (A)	2,679	29,708
Moncler SpA (A)	787	45,103
Nexi SpA (A) (C)	1,756	30,642
Poste Italiane SpA (C)	2,209	28,081
Prysmian SpA	1,007	32,723
Recordati Industria Chimica e Farmaceutica SpA	421	22,646
Snam SpA	8,516	47,217
Telecom Italia SpA	56,602	31,417
Terna Rete Elettrica Nazionale SpA	5,560	41,977
UniCredit SpA (A)	8,692	91,871

		1,406,838

Japan - 24.4%
ABC-Mart, Inc.	100	5,636
Acom Co., Ltd.	1,700	7,907
Advantest Corp.	800	69,939
Aeon Co., Ltd.	2,700	80,445
Aeon Mall Co., Ltd.	400	6,954
AGC, Inc.	800	33,452
Air Water, Inc.	700	12,265
Aisin Seiki Co., Ltd.	700	26,552
Ajinomoto Co., Inc.	2,000	40,921
Alfresa Holdings Corp.	800	15,411
Amada Co., Ltd.	1,300	14,488
ANA Holdings, Inc. (A)	700	16,260
Asahi Group Holdings, Ltd.	1,900	80,050
Asahi Intecc Co., Ltd.	800	22,037
Asahi Kasei Corp.	5,200	59,855
Astellas Pharma, Inc.	7,900	121,434
Azbil Corp.	500	21,517
Bandai Namco Holdings, Inc.	800	57,028
Bank of Kyoto, Ltd.	200	12,301
Bridgestone Corp.	2,200	88,914
Brother Industries, Ltd.	900	19,906
Calbee, Inc.	300	7,646
Canon, Inc.	4,100	92,664
Capcom Co., Ltd.	800	25,974
Casio Computer Co., Ltd.	800	15,064
Central Japan Railway Co.	600	89,682
Chiba Bank, Ltd.	2,500	16,369
Chubu Electric Power Co., Inc.	2,800	36,035

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Co., Ltd.	2,800	$ 113,517
Chugoku Electric Power Co., Inc.	1,300	15,956
Coca-Cola Bottlers Japan Holdings, Inc.	400	6,969
Concordia Financial Group, Ltd.	4,100	16,626
Cosmos Pharmaceutical Corp.	100	15,597
CyberAgent, Inc.	1,600	28,799
Dai Nippon Printing Co., Ltd.	900	18,849
Dai-ichi Life Holdings, Inc.	4,600	79,017
Daifuku Co., Ltd.	400	39,160
Daiichi Sankyo Co., Ltd.	7,100	206,796
Daikin Industries, Ltd.	1,000	201,581
Daito Trust Construction Co., Ltd.	300	34,762
Daiwa House Industry Co., Ltd.	2,300	67,323
Daiwa House Investment Corp., REIT	9	24,149
Daiwa Securities Group, Inc.	6,300	32,551
Denso Corp.	1,800	119,436
Dentsu Group, Inc.	900	28,855
Disco Corp.	100	31,384
East Japan Railway Co.	1,200	84,956
Eisai Co., Ltd.	1,000	67,004
ENEOS Holdings, Inc.	13,300	60,251
FANUC Corp.	800	189,189
Fast Retailing Co., Ltd.	200	159,187
Fuji Electric Co., Ltd.	500	20,817
FUJIFILM Holdings Corp.	1,500	89,018
Fujitsu, Ltd.	800	115,602
Fukuoka Financial Group, Inc.	700	13,270
GLP J-REIT	17	27,912
GMO Payment Gateway, Inc.	200	26,516
Hakuhodo DY Holdings, Inc.	900	14,997
Hamamatsu Photonics KK	600	35,439
Hankyu Hanshin Holdings, Inc.	900	28,815
Harmonic Drive Systems, Inc.	200	13,511
Hikari Tsushin, Inc.	80	16,090
Hino Motors, Ltd.	1,000	8,598
Hirose Electric Co., Ltd.	100	15,371
Hisamitsu Pharmaceutical Co., Inc.	200	13,023
Hitachi Construction Machinery Co., Ltd.	500	16,008
Hitachi Metals, Ltd. (A)	800	13,164
Hitachi, Ltd.	4,000	180,772
Honda Motor Co., Ltd.	6,800	203,831
Hoshizaki Corp.	200	17,846
Hoya Corp.	1,600	187,925
Hulic Co., Ltd.	1,200	14,143
Ibiden Co., Ltd.	400	18,388
Idemitsu Kosan Co., Ltd.	900	23,198
Iida Group Holdings Co., Ltd.	700	16,918
Inpex Corp.	4,200	28,676
Isuzu Motors, Ltd.	2,300	24,698
Ito En, Ltd.	200	12,265
ITOCHU Corp.	5,700	184,655
Itochu Techno-Solutions Corp.	400	12,879
Japan Airlines Co., Ltd. (A)	500	11,154
Japan Airport Terminal Co., Ltd. (A)	200	9,826
Japan Exchange Group, Inc.	2,100	49,217
Japan Metropolitan Fund Investment Corp., REIT	24	24,515
Japan Post Bank Co., Ltd.	1,500	14,414
Japan Post Holdings Co., Ltd. (A)	6,500	57,923
Japan Post Insurance Co., Ltd.	1,000	20,537
Japan Real Estate Investment Corp., REIT	5	29,487
Japan Tobacco, Inc.	5,000	95,958
JFE Holdings, Inc. (A)	2,200	27,082
JSR Corp.	900	27,148
Kajima Corp.	1,800	25,539
Kakaku.com, Inc.	500	13,637
Kansai Electric Power Co., Inc.	2,900	31,377

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kansai Paint Co., Ltd.	700	$ 18,681
Kao Corp.	2,000	132,093
KDDI Corp.	6,800	208,499
Keihan Holdings Co., Ltd.	400	16,618
Keikyu Corp.	900	13,582
Keio Corp.	400	26,877
Keisei Electric Railway Co., Ltd.	500	16,347
Keyence Corp.	700	317,805
Kikkoman Corp.	600	35,710
Kintetsu Group Holdings Co., Ltd. (A)	700	26,679
Kirin Holdings Co., Ltd.	3,400	65,114
Kobayashi Pharmaceutical Co., Ltd.	200	18,659
Kobe Bussan Co., Ltd.	600	16,067
Koei Tecmo Holdings Co., Ltd.	260	11,659
Koito Manufacturing Co., Ltd.	400	26,805
Komatsu, Ltd.	3,700	114,250
Konami Holdings Corp.	400	23,807
Kose Corp.	100	14,143
Kubota Corp.	4,200	95,569
Kuraray Co., Ltd.	1,300	14,829
Kurita Water Industries, Ltd.	400	17,142
Kyocera Corp.	1,300	82,479
Kyowa Kirin Co., Ltd.	1,100	32,883
Kyushu Electric Power Co., Inc.	1,500	14,793
Kyushu Railway Co.	700	16,273
Lasertec Corp.	300	39,341
Lawson, Inc.	200	9,808
Lion Corp.	900	17,549
Lixil Corp.	1,100	30,549
M3, Inc.	1,800	123,078
Makita Corp.	900	38,569
Marubeni Corp.	6,900	57,381
Marui Group Co., Ltd.	700	13,143
Mazda Motor Corp. (A)	2,700	21,995
McDonald’s Holdings Co. Japan, Ltd.	300	13,818
Medipal Holdings Corp.	800	15,346
MEIJI Holdings Co., Ltd.	500	32,152
Mercari, Inc. (A)	400	18,135
Minebea Mitsumi, Inc.	1,500	38,325
MISUMI Group, Inc.	1,200	34,843
Mitsubishi Chemical Holdings Corp.	5,500	41,223
Mitsubishi Corp.	5,600	158,302
Mitsubishi Electric Corp.	7,700	117,282
Mitsubishi Estate Co., Ltd.	4,800	83,775
Mitsubishi Gas Chemical Co., Inc.	700	17,158
Mitsubishi Heavy Industries, Ltd.	1,400	43,609
Mitsubishi UFJ Financial Group, Inc.	51,400	274,675
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	9,653
Mitsui & Co., Ltd.	6,700	139,295
Mitsui Chemicals, Inc.	700	22,095
Mitsui Fudosan Co., Ltd.	3,800	86,261
Miura Co., Ltd.	400	21,603
Mizuho Financial Group, Inc.	10,100	145,856
MonotaRO Co., Ltd.	1,000	27,040
MS&AD Insurance Group Holdings, Inc.	1,800	52,817
Murata Manufacturing Co., Ltd.	2,400	191,653
Nabtesco Corp.	500	22,849
Nagoya Railroad Co., Ltd. (A)	800	19,024
NEC Corp.	1,100	64,773
Nexon Co., Ltd.	2,100	68,088
NGK Insulators, Ltd.	1,200	21,935
NGK Spark Plug Co., Ltd.	700	12,081
NH Foods, Ltd.	300	12,856
Nidec Corp.	1,800	218,406
Nihon M&A Center, Inc.	1,200	32,437
Nintendo Co., Ltd.	500	279,115
Nippon Building Fund, Inc., REIT	6	35,277

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Co., Ltd.	300	$ 22,326
Nippon Paint Holdings Co., Ltd.	3,000	43,215
Nippon Prologis, Inc., REIT	8	25,685
Nippon Sanso Holdings Corp.	700	13,301
Nippon Shinyaku Co., Ltd.	200	14,866
Nippon Steel Corp. (A)	3,200	54,521
Nippon Telegraph & Telephone Corp.	5,400	138,603
Nippon Yusen KK	700	23,865
Nissan Chemical Corp.	500	26,688
Nissan Motor Co., Ltd. (A)	9,700	53,956
Nisshin Seifun Group, Inc.	700	11,696
Nissin Foods Holdings Co., Ltd.	300	22,244
Nitori Holdings Co., Ltd.	300	58,049
Nitto Denko Corp.	700	59,806
Nomura Holdings, Inc.	13,200	69,311
Nomura Real Estate Holdings, Inc.	400	9,627
Nomura Real Estate Master Fund, Inc., REIT	17	25,548
Nomura Research Institute, Ltd.	1,300	40,212
NSK, Ltd.	1,600	16,401
NTT Data Corp.	2,500	38,677
Obayashi Corp.	2,500	22,917
OBIC Co., Ltd.	300	54,812
Odakyu Electric Railway Co., Ltd.	1,100	30,052
Oji Holdings Corp.	3,800	24,573
Olympus Corp.	4,800	99,316
Omron Corp.	800	62,425
Ono Pharmaceutical Co., Ltd.	1,600	41,761
Oracle Corp.	200	19,508
Oriental Land Co., Ltd.	800	120,117
ORIX Corp.	5,400	91,101
ORIX, Inc., REIT	12	20,852
Osaka Gas Co., Ltd.	1,600	31,169
Otsuka Corp.	400	18,713
Otsuka Holdings Co., Ltd.	1,600	67,728
Pan Pacific International Holdings Corp.	1,700	40,088
Panasonic Corp.	9,300	119,562
PeptiDream, Inc. (A)	400	18,280
Persol Holdings Co., Ltd.	800	15,635
Pigeon Corp.	500	18,966
Pola Orbis Holdings, Inc.	300	7,218
Rakuten, Inc.	3,400	40,502
Recruit Holdings Co., Ltd.	5,700	278,038
Renesas Electronics Corp. (A)	3,100	33,597
Resona Holdings, Inc.	9,200	38,620
Ricoh Co., Ltd.	2,700	27,408
Rinnai Corp.	200	22,380
Rohm Co., Ltd.	400	39,052
Ryohin Keikaku Co., Ltd.	950	22,462
Santen Pharmaceutical Co., Ltd.	1,500	20,632
SBI Holdings, Inc.	1,000	27,094
SCSK Corp.	200	11,849
Secom Co., Ltd.	900	75,698
Sega Sammy Holdings, Inc.	600	9,358
Seibu Holdings, Inc. (A)	800	8,815
Seiko Epson Corp.	1,200	19,508
Sekisui Chemical Co., Ltd.	1,400	26,868
Sekisui House, Ltd.	2,500	53,601
Seven & i Holdings Co., Ltd.	3,100	124,952
SG Holdings Co., Ltd.	1,400	32,078
Sharp Corp.	1,000	17,250
Shimadzu Corp.	900	32,554
Shimamura Co., Ltd.	100	11,533
Shimano, Inc.	300	71,461
Shimizu Corp.	2,300	18,612
Shin-Etsu Chemical Co., Ltd.	1,500	252,111
Shinsei Bank, Ltd.	800	12,926

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shionogi & Co., Ltd.	1,100	$ 59,130
Shiseido Co., Ltd.	1,700	113,953
Shizuoka Bank, Ltd.	1,500	11,786
SMC Corp.	200	116,162
SoftBank Corp.	11,900	154,601
SoftBank Group Corp.	6,400	539,282
Sohgo Security Services Co., Ltd.	300	14,170
Sompo Holdings, Inc.	1,400	53,636
Sony Corp.	5,200	544,538
Square Enix Holdings Co., Ltd.	400	22,217
Stanley Electric Co., Ltd.	500	14,879
Subaru Corp.	2,600	51,753
Sumco Corp.	1,100	25,095
Sumitomo Chemical Co., Ltd.	6,500	33,637
Sumitomo Corp.	5,000	71,212
Sumitomo Dainippon Pharma Co., Ltd.	700	12,182
Sumitomo Electric Industries, Ltd.	3,200	47,917
Sumitomo Metal Mining Co., Ltd.	1,000	43,161
Sumitomo Mitsui Financial Group, Inc.	5,500	199,038
Sumitomo Mitsui Trust Holdings, Inc.	1,300	45,308
Sumitomo Realty & Development Co., Ltd.	1,200	42,332
Sundrug Co., Ltd.	300	10,973
Suntory Beverage & Food, Ltd.	600	22,299
Suzuken Co., Ltd.	300	11,718
Suzuki Motor Corp.	1,500	68,074
Sysmex Corp.	700	75,390
T&D Holdings, Inc.	2,200	28,333
Taiheiyo Cement Corp.	500	13,145
Taisei Corp.	700	26,995
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,897
Takeda Pharmaceutical Co., Ltd.	6,500	233,935
TDK Corp.	500	69,226
Teijin, Ltd.	800	13,778
Terumo Corp.	2,700	97,515
THK Co., Ltd.	500	17,295
TIS, Inc.	1,000	23,852
Tobu Railway Co., Ltd.	900	24,190
Toho Co., Ltd.	500	20,275
Toho Gas Co., Ltd.	300	18,505
Tohoku Electric Power Co., Inc.	1,900	17,932
Tokio Marine Holdings, Inc.	2,600	123,631
Tokyo Century Corp.	200	13,439
Tokyo Electric Power Co. Holdings, Inc. (A)	6,100	20,329
Tokyo Electron, Ltd.	600	253,547
Tokyo Gas Co., Ltd.	1,600	35,584
Tokyu Corp.	2,100	27,956
Tokyu Fudosan Holdings Corp.	2,900	17,155
Toppan Printing Co., Ltd.	1,000	16,889
Toray Industries, Inc.	6,000	38,609
Toshiba Corp.	1,500	50,666
Tosoh Corp.	1,100	21,041
TOTO, Ltd.	600	36,848
Toyo Suisan Kaisha, Ltd.	400	16,798
Toyoda Gosei Co., Ltd.	300	7,879
Toyota Industries Corp.	600	53,430
Toyota Motor Corp.	8,700	676,985
Toyota Tsusho Corp.	900	37,756
Trend Micro, Inc.	600	30,020
Tsuruha Holdings, Inc.	200	25,794
Unicharm Corp.	1,700	71,316
United Urban Investment Corp., REIT	13	17,447
USS Co., Ltd.	900	17,590
Welcia Holdings Co., Ltd.	400	13,728
West Japan Railway Co.	700	38,785
Yakult Honsha Co., Ltd.	500	25,288
Yamada Holdings Co., Ltd.	2,800	15,097
Yamaha Corp.	600	32,567

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	1,200	$ 29,381
Yamato Holdings Co., Ltd.	1,200	32,892
Yamazaki Baking Co., Ltd.	400	6,463
Yaskawa Electric Corp.	1,000	49,763
Yokogawa Electric Corp.	1,000	18,406
Z Holdings Corp.	11,200	55,694
ZOZO, Inc.	400	11,813

		16,656,563

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	673	21,117

Luxembourg - 0.3%
ArcelorMittal SA (A)	3,023	87,315
Aroundtown SA	4,018	28,601
Eurofins Scientific SE (A)	541	51,713
SES SA	1,690	13,425
Tenaris SA	2,087	23,525

		204,579

Macau - 0.1%
Sands China, Ltd. (A)	10,000	49,974
Wynn Macau, Ltd. (A)	5,600	10,891

		60,865

Mexico - 0.0% (B)
Fresnillo PLC	743	8,852

Netherlands - 5.3%
ABN AMRO Bank NV, CVA (A) (C)	1,845	22,415
Adyen NV (A) (C)	75	167,418
Akzo Nobel NV	785	87,712
Argenx SE (A)	189	51,953
ASM International NV	174	50,604
ASML Holding NV	1,761	1,067,669
EXOR NV	434	36,614
Heineken Holding NV	494	43,970
Heineken NV	1,086	111,589
ING Groep NV	16,081	196,729
JDE Peet’s NV (A)	324	11,893
Just Eat Takeaway.com NV (A) (C)	513	47,297
Koninklijke Ahold Delhaize NV	4,564	127,115
Koninklijke DSM NV	712	120,485
Koninklijke KPN NV	14,861	50,435
Koninklijke Philips NV (A)	3,763	214,796
Koninklijke Vopak NV	265	13,192
NN Group NV	1,262	61,699
Prosus NV (A)	2,016	224,123
QIAGEN NV (A)	991	47,962
Randstad NV	533	37,490
Royal Dutch Shell PLC, A Shares	16,017	312,182
Royal Dutch Shell PLC, B Shares	16,172	297,634
Stellantis NV	8,444	149,347
Wolters Kluwer NV	1,106	96,134

		3,648,457

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	2,916	17,555
Auckland International Airport, Ltd. (A)	4,930	26,994
Fisher & Paykel Healthcare Corp., Ltd.	2,451	54,948
Mercury NZ, Ltd.	2,868	13,020
Meridian Energy, Ltd.	5,703	21,468
Ryman Healthcare, Ltd.	1,798	19,213
Spark New Zealand, Ltd.	7,707	24,114
Xero, Ltd. (A)	496	47,668

		224,980

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.6%
Adevinta ASA, B Shares (A)	936	$ 13,778
DnB ASA	3,841	81,731
Equinor ASA	4,002	78,279
Gjensidige Forsikring ASA	914	21,436
Mowi ASA	1,878	46,592
Norsk Hydro ASA	5,756	36,852
Orkla ASA	3,031	29,711
Schibsted ASA, B Shares (A)	444	15,885
Schibsted ASA, Class A (A)	272	11,417
Telenor ASA	2,898	50,993
Yara International ASA	715	37,183

		423,857

Portugal - 0.2%
EDP - Energias de Portugal SA	11,440	65,334
Galp Energia SGPS SA	2,100	24,430
Jeronimo Martins SGPS SA	1,039	17,485

		107,249

Russian Federation - 0.0% (B)
Evraz PLC	1,894	15,092

Singapore - 1.1%
Ascendas, REIT	13,803	31,296
CapitaLand Integrated Commercial Trust, REIT	19,913	32,123
CapitaLand, Ltd.	11,894	33,245
City Developments, Ltd.	1,800	10,678
DBS Group Holdings, Ltd.	7,354	157,390
Genting Singapore, Ltd.	26,500	18,124
Keppel Corp., Ltd.	6,200	24,520
Mapletree Commercial Trust, REIT	7,800	12,293
Mapletree Logistics Trust, REIT	12,482	17,908
Oversea-Chinese Banking Corp., Ltd.	14,073	122,924
Singapore Airlines, Ltd. (A)	6,300	25,992
Singapore Exchange, Ltd.	3,500	25,940
Singapore Technologies Engineering, Ltd.	7,100	20,532
Singapore Telecommunications, Ltd.	33,200	60,220
Suntec, REIT	7,500	8,698
United Overseas Bank, Ltd.	4,900	94,088
UOL Group, Ltd.	1,700	9,984
Venture Corp., Ltd.	1,100	16,403
Wilmar International, Ltd.	7,900	31,830

		754,188

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	933	30,920
Aena SME SA (A) (C)	280	45,412
Amadeus IT Group SA (A)	1,890	133,826
Banco Bilbao Vizcaya Argentaria SA	27,910	144,863
Banco Santander SA (A)	70,843	240,676
CaixaBank SA	15,391	47,631
Cellnex Telecom SA (C)	1,277	73,529
Enagas SA	1,047	22,739
Endesa SA	1,353	35,795
Ferrovial SA	2,058	53,650
Grifols SA	1,270	33,257
Iberdrola SA	25,240	325,145
Industria de Diseno Textil SA	4,565	150,430
Naturgy Energy Group SA	1,153	28,259
Red Electrica Corp. SA	1,642	29,076
Repsol SA	6,353	78,674

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Siemens Gamesa Renewable Energy SA	996	$ 38,544
Telefonica SA	20,501	91,767

		1,604,193

Sweden - 3.4%
Alfa Laval AB (A)	1,256	37,967
Assa Abloy AB, B Shares	4,074	117,087
Atlas Copco AB, A Shares	2,807	170,860
Atlas Copco AB, B Shares	1,563	81,341
Boliden AB	1,090	40,438
Electrolux AB, Series B	1,026	28,454
Epiroc AB, Class A	2,967	67,198
Epiroc AB, Class B	1,433	29,855
EQT AB	1,054	34,697
Essity AB, Class B	2,498	78,915
Evolution Gaming Group AB (C)	656	96,596
Fastighets AB Balder, B Shares (A)	409	20,259
H & M Hennes & Mauritz AB, B Shares (A)	3,450	77,723
Hexagon AB, B Shares	1,185	109,308
Husqvarna AB, B Shares	1,919	27,642
ICA Gruppen AB	408	19,948
Industrivarden AB, A Shares (A)	408	15,005
Industrivarden AB, C Shares (A)	687	24,102
Investment AB Latour, B Shares	559	14,478
Investor AB, B Shares	1,909	152,222
Kinnevik AB, Class B (A)	1,043	50,708
L E Lundbergforetagen AB, B Shares (A)	280	15,287
Lundin Energy AB	738	23,188
Nibe Industrier AB, B Shares	1,300	40,309
Sandvik AB (A)	4,627	126,411
Securitas AB, B Shares	1,272	21,629
Skandinaviska Enskilda Banken AB, Class A (A)	6,607	80,531
Skanska AB, B Shares	1,383	34,680
SKF AB, B Shares	1,547	43,965
Svenska Cellulosa AB SCA, Class B (A)	2,567	45,426
Svenska Handelsbanken AB, A Shares	6,239	67,766
Swedbank AB, A Shares	3,725	65,642
Swedish Match AB	662	51,681
Tele2 AB, B Shares	1,933	26,073
Telefonaktiebolaget LM Ericsson, B Shares	12,170	161,018
Telia Co. AB	10,401	45,053
Volvo AB, B Shares (A)	5,775	146,070

		2,289,532

Switzerland - 9.5%
ABB, Ltd.	7,622	230,317
Adecco Group AG	666	44,844
Alcon, Inc. (A)	2,063	144,453
Baloise Holding AG	193	32,835
Banque Cantonale Vaudoise	112	10,926
Barry Callebaut AG	13	29,379
Chocoladefabriken Lindt & Spruengli AG	5	43,644
Cie Financiere Richemont SA	2,191	210,349
Clariant AG	748	15,084
Coca-Cola HBC AG	780	24,840
Credit Suisse Group AG	10,327	108,192
EMS-Chemie Holding AG	32	28,575
Geberit AG	157	99,932
Givaudan SA	39	150,281
Glencore PLC (A)	41,327	161,947
Julius Baer Group, Ltd.	937	59,919
Kuehne & Nagel International AG	223	63,633
LafargeHolcim, Ltd. (A)	2,155	126,635
Logitech International SA	676	70,908

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	313	$ 174,987
Nestle SA	11,922	1,328,745
Novartis AG	9,166	783,302
Partners Group Holding AG	78	99,610
Roche Holding AG	2,986	965,709
Schindler Holding AG	250	72,852
SGS SA	25	70,915
Siemens Energy AG (A)	1,643	58,978
Sika AG	595	169,973
Sonova Holding AG (A)	220	58,285
STMicroelectronics NV	2,683	102,225
Straumann Holding AG	43	53,639
Swatch Group AG	395	50,537
Swiss Life Holding AG	134	65,869
Swiss Prime Site AG	312	28,769
Swiss Re AG	1,219	119,894
Swisscom AG	107	57,397
Temenos AG	282	40,593
UBS Group AG	15,411	238,629
Vifor Pharma AG	188	25,590
Zurich Insurance Group AG	634	270,598

		6,493,789

United Kingdom - 12.4%
3i Group PLC	4,054	64,467
Admiral Group PLC	778	33,260
Anglo American PLC	5,107	200,126
Ashtead Group PLC	1,858	110,833
Associated British Foods PLC (A)	1,432	47,676
AstraZeneca PLC	5,410	540,497
Auto Trader Group PLC (A) (C)	4,188	32,009
AVEVA Group PLC	424	20,003
Aviva PLC	16,533	93,039
BAE Systems PLC	13,233	92,127
Barclays PLC	71,521	183,315
Barratt Developments PLC (A)	4,102	42,232
Berkeley Group Holdings PLC	493	30,170
BP PLC	83,964	341,065
British American Tobacco PLC	9,388	359,019
British Land Co. PLC, REIT	3,568	24,830
BT Group PLC (A)	37,812	80,694
Bunzl PLC	1,410	45,155
Burberry Group PLC (A)	1,779	46,561
CNH Industrial NV (A)	4,129	63,891
Coca-Cola European Partners PLC	847	44,180
Compass Group PLC (A)	7,356	148,210
Croda International PLC	571	49,970
Diageo PLC	9,686	399,191
Direct Line Insurance Group PLC	5,920	25,569
Ferguson PLC	921	110,057
GlaxoSmithKline PLC	20,564	365,142
Halma PLC	1,614	52,823
Hargreaves Lansdown PLC	1,357	28,838
HSBC Holdings PLC	83,809	488,961
Imperial Brands PLC	3,802	78,202
Informa PLC (A)	6,338	48,913
InterContinental Hotels Group PLC (A)	718	49,244
Intertek Group PLC	680	52,516
J Sainsbury PLC	7,016	23,455
JD Sports Fashion PLC (A)	1,917	21,792
Johnson Matthey PLC	805	33,437
Kingfisher PLC (A)	8,648	37,948
Land Securities Group PLC, REIT	2,920	27,780
Legal & General Group PLC	24,581	94,580
Lloyds Banking Group PLC (A)	291,976	171,211
London Stock Exchange Group PLC	1,325	126,769

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M&G PLC	10,313	$ 29,487
Melrose Industries PLC (A)	19,703	45,334
Mondi PLC	2,054	52,385
National Grid PLC	14,513	172,866
Natwest Group PLC	20,741	56,115
Next PLC (A)	568	61,594
Ocado Group PLC (A)	1,991	55,857
Pearson PLC	3,083	32,795
Persimmon PLC	1,362	55,203
Phoenix Group Holdings PLC	2,259	22,865
Prudential PLC	10,769	228,705
Reckitt Benckiser Group PLC	2,974	266,415
RELX PLC	8,003	200,689
Rentokil Initial PLC (A)	7,988	53,343
Rio Tinto PLC	4,646	355,476
Rio Tinto, Ltd.	1,499	126,096
Rolls-Royce Holdings PLC (A)	34,354	49,871
RSA Insurance Group PLC	4,476	42,022
Sage Group PLC	4,596	38,827
Schroders PLC	551	26,586
Segro PLC, REIT	5,032	65,042
Severn Trent PLC	933	29,661
Smith & Nephew PLC	3,522	66,908
Smiths Group PLC	1,577	33,426
Spirax-Sarco Engineering PLC	318	49,977
SSE PLC	4,338	87,014
St. James’s Place PLC	2,160	37,937
Standard Chartered PLC	11,149	76,773
Standard Life Aberdeen PLC	9,429	37,684
Taylor Wimpey PLC (A)	14,863	36,974
Tesco PLC	31,365	98,954
Unilever PLC	10,854	606,912
United Utilities Group PLC	2,613	33,350
Vodafone Group PLC	111,155	202,091
Whitbread PLC (A)	813	38,399
WM Morrison Supermarkets PLC	9,532	23,975
WPP PLC	5,012	63,609

		8,490,974

Total Common Stocks (Cost $57,750,533)		66,670,087

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG, 3.62% (D)	261	20,767
Fuchs Petrolub SE, 2.33% (D)	295	14,128
Henkel AG & Co. KGaA, 1.93% (D)	739	83,075
Porsche Automobil Holding SE, 2.30% (D)	633	67,121
Sartorius AG, 0.16% (D)	146	72,800
Volkswagen AG, 1.97% (D)	753	210,694

Total Preferred Stocks (Cost $320,216)		468,585

	Shares	Value
RIGHTS - 0.0% (B)
Australia - 0.0% (B)
Computershare, Ltd., (A) Exercise Price AUD 13.55, Expiration Date 04/19/2021	232	$ 268

Italy - 0.0%
Snam SpA, (A) (E) (F) (G) Exercise Price EUR 4.46, Expiration Date 04/07/2021	8,516	0

Total Rights (Cost $0)		268

Total Investments (Cost $58,070,749)		67,138,940
Net Other Assets (Liabilities) - 1.7%		1,186,997

Net Assets - 100.0%		$ 68,325,937

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	11	06/18/2021	$1,208,074	$1,205,600	$—	$(2,474)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.6%	$5,748,966
Pharmaceuticals	7.7	5,179,008
Insurance	5.2	3,473,892
Chemicals	3.7	2,480,249
Machinery	3.3	2,226,936
Automobiles	3.3	2,226,640
Oil, Gas & Consumable Fuels	3.3	2,204,358
Metals & Mining	3.3	2,193,073
Food Products	3.1	2,091,079
Textiles, Apparel & Luxury Goods	3.0	2,003,554
Semiconductors & Semiconductor Equipment	2.9	1,962,636
Capital Markets	2.7	1,849,897
Health Care Equipment & Supplies	2.2	1,480,942
Electric Utilities	2.2	1,451,533
Beverages	2.0	1,349,092
Personal Products	2.0	1,338,368
Electrical Equipment	2.0	1,325,318
Diversified Telecommunication Services	1.9	1,274,826
Electronic Equipment, Instruments & Components	1.8	1,224,569
IT Services	1.8	1,190,463
Real Estate Management & Development	1.7	1,149,293
Wireless Telecommunication Services	1.7	1,130,546
Professional Services	1.6	1,081,866
Household Durables	1.6	1,054,846
Hotels, Restaurants & Leisure	1.5	1,038,279
Software	1.5	1,024,083
Trading Companies & Distributors	1.5	996,922
Food & Staples Retailing	1.4	933,802
Equity Real Estate Investment Trusts	1.4	933,426
Industrial Conglomerates	1.4	915,551
Building Products	1.2	778,892
Aerospace & Defense	1.1	738,193
Auto Components	0.9	619,120
Entertainment	0.9	610,153
Multi-Utilities	0.9	596,053
Tobacco	0.9	584,860
Biotechnology	0.9	584,306
Household Products	0.8	577,236
Internet & Direct Marketing Retail	0.8	574,497
Specialty Retail	0.8	571,075
Diversified Financial Services	0.8	547,049
Road & Rail	0.8	530,979
Construction & Engineering	0.8	522,493
Air Freight & Logistics	0.7	456,618
Construction Materials	0.6	403,911
Health Care Providers & Services	0.5	337,656
Multiline Retail	0.5	327,633
Life Sciences Tools & Services	0.5	323,261
Technology Hardware, Storage & Peripherals	0.5	319,412
Media	0.5	313,925
Transportation Infrastructure	0.4	308,477
Gas Utilities	0.4	288,279
Communications Equipment	0.4	256,014
Commercial Services & Supplies	0.4	248,842

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Paper & Forest Products	0.4%		$244,637
Interactive Media & Services	0.3		200,961
Leisure Products	0.2		170,414
Marine	0.2		169,520
Health Care Technology	0.2		123,078
Airlines	0.1		85,719
Water Utilities	0.1		63,011
Independent Power & Renewable Electricity Producers	0.1		50,076
Containers & Packaging	0.1		47,143
Energy Equipment & Services	0.0	(B)	23,525
Consumer Finance	0.0	(B)	7,909

Investments	100.0		67,138,940

Total Investments	100.0%		$67,138,940

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$247,455	$66,422,632	$—	$66,670,087
Preferred Stocks	—	468,585	—	468,585
Rights	—	268	0	268

Total Investments	$247,455	$66,891,485	$0	$67,138,940

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(2,474)	$—	$—	$(2,474)

Total Other Financial Instruments	$(2,474)	$—	$—	$(2,474)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $1,189,739, representing 1.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Security deemed worthless.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Portfolio.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

AUD	Australian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 10

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 11